Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 247,135,747.00
Total Fee Amount	34,129.45
Total Offset Amount	0.00
Net Fee	$ 34,129.45
Offering Table N/A
Offset Table N/A	N/A